Taxes (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 CNY (¥)
Taxes [Line Items]
Preferential tax rates		25.00%
Net operating losses carried forward (in Dollars) | $	$ 1,751,324	$ 814,834
Underpayment of taxes (in Yuan Renminbi) | ¥			¥ 100
Maximum [Member]
Taxes [Line Items]
Preferential tax rates	2.50%
Minimum [Member]
Taxes [Line Items]
Preferential tax rates	5.00%
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate percentage	16.50%
State Administration of Taxation, China [Member]
Taxes [Line Items]
Statutory income tax rate percentage	25.00%
Preferential tax rates	25.00%